Pensions and Post-Employment Benefits (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure [Abstract]
Schedule Actuarial Results Related to Pension and Other Post Retirement Benefits	For the years ended December 31, 2025, 2024 and 2023, the effects of pension plans and other post-employment benefits are summarized as follows:

	Pensions			Other benefits			Total

Net period cost (income):	2025	2024	2023	2025	2024	2023	2025	2024	2023
Recorded in operating costs and expenses
Service cost	$7	7	6	4	4	4	11	11	10
Settlements, curtailments and other changes	(2)	—	(9)	(3)	—	(1)	(5)	—	(10)
	5	7	(3)	1	4	3	6	11	—
Recorded in other financial expenses
Net interest cost	30	32	36	9	8	8	39	40	44
Recorded in other comprehensive income
Actuarial results for the period	3	(75)	46	9	1	(1)	12	(74)	45
	$38	(36)	79	19	13	10	57	(23)	89

Disclosure of Net Defined Benefit Liability (Asset)
As of December 31, 2025 and 2024, the reconciliation of the actuarial benefits’ obligations and pension plan assets, are presented as follows:

	Pensions		Other benefits		Total
	2025	2024	2025	2024	2025	2024
Change in benefits obligation:
Projected benefit obligation at beginning of the period	$1,612	1,909	92	101	1,704	2,010
Service cost	7	7	4	4	11	11
Interest cost	92	97	9	8	101	105
Actuarial results	1	(159)	9	1	10	(158)
Reduction from disposal of assets	—	(17)	—	—	—	(17)
Settlements and curtailments	(148)	—	(3)	—	(151)	—
Benefits paid	(120)	(160)	(10)	(10)	(130)	(170)
Foreign currency translation	125	(65)	10	(12)	135	(77)
Projected benefit obligation at end of the period	1,569	1,612	111	92	1,680	1,704
Change in plan assets:
Fair value of plan assets at beginning of the period	1,144	1,273	1	2	1,145	1,275
Return on plan assets	62	65	—	—	62	65
Actuarial results	(2)	(84)	—	—	(2)	(84)
Employer contributions	82	85	11	10	93	95
Reduction from disposal of assets	—	(13)	—	—	—	(13)
Settlements	(146)	—	—	—	(146)	—
Benefits paid	(120)	(160)	(10)	(10)	(130)	(170)
Foreign currency translation	70	(22)	—	(1)	70	(23)
Fair value of plan assets at end of the period	1,090	1,144	2	1	1,092	1,145
Net projected liability	$479	468	109	91	588	559

Summary of Actuarial (Gains) Losses
For the years 2025, 2024 and 2023, actuarial results for the period were generated by the following main factors as follows:

	2025	2024	2023
Actuarial results due to experience	$20	(26)	13
Actuarial results due to demographic assumptions	7	(28)	(5)
Actuarial results due to financial assumptions	(15)	(20)	37
	$12	(74)	45

Summary of Plan Assets Measured at Estimated Fair Value	As of December 31, 2025 and 2024, based on the hierarchy of fair values, plan assets are detailed as follows:

	2025					2024
	Level 1	Level 2	Level 3	Total		Level 1	Level 2	Level 3	Total
Cash	$29	—	—	29	$	25	—	—	25
Investments in corporate bonds	248	—	—	248		237	46	—	283
Investments in government bonds	286	—	—	286		339	—	—	339
Total fixed-income securities	563	—	—	563		601	46	—	647
Investment in marketable securities	144	57	—	201		127	73	—	200
Other investments and private funds	53	31	244	328		44	32	222	298
Total variable-income securities	197	88	244	529		171	105	222	498
Total plan assets	$760	88	244	1,092	$	772	151	222	1,145

Summary of Significant Assumptions Used in the Determination of the Benefit Obligation
The most significant assumptions used in the determination of the benefit obligation by country were as follows:

	2025				2024
	Mexico	United Kingdom	Germany	Other countries	Mexico	United Kingdom	Germany	Other countries
Discount and return rates	10.5%	5.5%	4.0%	3.7% - 10.0%	11.8%	5.6%	3.4%	3.3% - 9.5%
Rate of salary increases	4.5%	2.9%	3.2%	2.5% - 7.3%	4.5%	3.2%	3.2%	2.5% - 7.3%

Schedule of Estimated Payments for Pensions and Other Post-Employment Benefits
As of December 31, 2025, estimated payments for pensions and other post-employment benefits over the next 10 years were as follows:

		Estimated payments
2026	$	148
2027		135
2028		135
2029		137
2030		135
2031 – 2035		678

Aggregate Projected Benefit Obligation for Pension Plans and Other Post-Employment Benefits and the Plan Assets by Country
As of December 31, 2025 and 2024, the aggregate PBO and the plan assets by country were as follows:

		2025				2024
		PBO	Assets	Deficit		PBO	Assets	Deficit
Mexico	$	251	59	192	$	200	30	170
United Kingdom		1,008	803	205		960	752	208
Germany		127	6	121		121	5	116
Other countries		294	224	70		423	358	65
	$	1,680	1,092	588	$	1,704	1,145	559